Debt (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 4,452,183
Balance - December 31, 2012	4,452,183
Repayments	(4,387,583)
Balance - june 30, 2013	64,600		4,452,183
Conversion of debt to into common stock	0	1,069,402	1,069,402	3,387,480
Convertible debt added upon expiration of option			(14,000)	(585,000)
Balance	64,600		4,452,183
Minimum [Member]
Interest Rate			8.00%	0.00%
Maximum [Member]
Interest Rate			10.00%	18.00%
Unsecured Debt [Member]
Balance		2,380,315	2,380,315	78,249
Balance - December 31, 2012		1,208,689	1,208,689
Repayments			(3,318,374)	(75,285)
Balance - june 30, 2013	64,600		4,452,183	1,208,689
Borrowings during the year			5,304,000	1,960,000
Reclassifications from convertible notes to unsecured demand notes				585,000
Conversion of debt to into common stock			(150,000)	(167,649)
Convertible debt added upon expiration of option			14,000
Balance adjustments			117
Interest and accrued interest (Included in total repayment)			31,896
Loss on repayment (Included in total repayment)			190,229
Balance			$ 4,452,183	$ 2,380,315
Maturity			January 13, 2012 – October 1, 2013	February 8, 2011 - June 21, 2014
Unsecured Debt [Member] | Minimum [Member]
Interest Rate			15.00%	8.00%
Unsecured Debt [Member] | Maximum [Member]
Interest Rate			110.00%	15.00%